Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short put options on futures contract
Fair Value of Options Written	$ 0	$ (8,059)
Long [Member]
Futures Positions
Fair Value on Open Contracts	0	(49,002)
Short [Member]
Futures Positions
Fair Value on Open Contracts	0	52,416
Fair Value	$ 0	$ 3,414
Future [Member] | Agriculture Derivative [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.17%)
Fair Value on Open Contracts	$ 0	$ (10,975)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.17%)
Future [Member] | Agriculture Derivative [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.26%)
Fair Value on Open Contracts	$ 0	$ (17,425)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.26%)
Future [Member] | Foreign Exchange Contract [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.06%
Fair Value on Open Contracts	$ 0	$ 4,031
Short put options on futures contract
Percentage of Net Assets	0.00%	0.06%
Future [Member] | Energy Related Derivative [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.43%)
Fair Value on Open Contracts	$ 0	$ (28,234)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.43%)
Future [Member] | Energy Related Derivative [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.89%
Fair Value on Open Contracts	$ 0	$ 59,088
Short put options on futures contract
Percentage of Net Assets	0.00%	0.89%
Future [Member] | Credit Risk Contract [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.05%)
Fair Value on Open Contracts	$ 0	$ (3,318)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.05%)
Future [Member] | Credit Risk Contract [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.23%)
Fair Value on Open Contracts	$ 0	$ (15,231)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.23%)
Future [Member] | Interest Rate Contract [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.16%)
Fair Value on Open Contracts	$ 0	$ (10,506)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.16%)
Future [Member] | Interest Rate Contract [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.03%
Fair Value on Open Contracts	$ 0	$ 1,694
Short put options on futures contract
Percentage of Net Assets	0.00%	0.03%
Future [Member] | Metal Derivatives [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.04%
Fair Value on Open Contracts	$ 0	$ 2,772
Short put options on futures contract
Percentage of Net Assets	0.00%	0.04%
Foreign Exchange Forward [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.33%
Fair Value on Open Contracts	$ 0	$ 21,518
Short put options on futures contract
Percentage of Net Assets	0.00%	0.33%
Put Option [Member] | Interest Rate Contract [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.11%)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.11%)
Fair Value of Options Written	$ 0	$ (7,440)
Call Option [Member] | Interest Rate Contract [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.01%)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.01%)
Fair Value of Options Written	$ 0	$ (619)